Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income
Schedule of amount of earnings (loss) before income taxes

	Years Ended December 31,
($ in millions)	2017	2016	2015

U.S.	$147	$(381)	$47
Foreign	367	506	299
	$514	$125	$346

Schedule of provision (benefit) for income tax expense

	Years Ended December 31,
($ in millions)	2017	2016	2015

Current
U.S.	$6	$(3)	$26
State and local	—	27	7
Foreign	77	143	76
Total current	83	167	109

Deferred
U.S.	92	(67)	(38)
State and local	7	(17)	(4)
Foreign	(17)	(209)	(20)
Total deferred	82	(293)	(62)
Tax provision (benefit)	$165	$(126)	$47

Schedule of income tax provision recorded within the consolidated statements of earnings which differ from the provisions determined by applying the U.S. statutory tax rate to pretax earnings

	Years Ended December 31,
($ in millions)	2017	2016	2015

Statutory U.S. federal income tax	$180	$44	$121
Increase (decrease) due to:
Foreign tax rate differences including tax holidays	(52)	(71)	(51)
Foreign tax law and rate changes	(28)	—	—
U.S. tax reform (a)	83	—	—
Permanent differences on business dispositions	18	(62)	—
Foreign subsidiaries restructuring	—	(145)	—
Non-deductible transaction costs	—	52	—
U.S. state and local taxes, net	3	6	2
U.S. taxes on foreign earnings, net of tax deductions and credits	(6)	21	2
U.S. manufacturing deduction	(8)	—	(4)
U.S. research and development tax credits	(9)	(9)	(15)
Uncertain tax positions, including interest	(3)	3	(4)
Company and trust-owned life insurance	(7)	(6)	(2)
Change in valuation allowances	15	46	—
Benefit from equity compensation	(16)	(5)	—
Other, net	(5)	—	(2)
Provision (benefit) for taxes	$165	$(126)	$47
Effective tax rate expressed as a percentage of pretax earnings	32.1%	(100.8)%	13.6%

Schedule of significant components of deferred tax assets and liabilities

	December 31,
($ in millions)	2017	2016

Deferred tax assets:
Deferred compensation	$71	$110
Accrued employee benefits	104	188
Deferred revenue	14	34
Accrued pensions	164	228
Inventory and other reserves	42	87
Net operating losses, foreign tax credits and other tax attributes	369	425
Unrealized losses on currency exchange and derivative transactions	5	59
Goodwill and other intangible assets	98	100
Other	30	64
Total deferred tax assets	897	1,295
Valuation allowance	(165)	(183)
Net deferred tax assets	732	1,112
Deferred tax liabilities:
Property, plant and equipment	(334)	(428)
Goodwill and other intangible assets	(697)	(590)
Pension assets	(56)	—
Other	(15)	(90)
Total deferred tax liabilities	(1,102)	(1,108)
Net deferred tax asset (liability)	$(370)	$4

Schedule of net deferred tax asset (liability) included in consolidated balance sheets

	December 31,
($ in millions)	2017	2016

Other assets	$325	$443
Deferred taxes and other liabilities	(695)	(439)
Net deferred tax asset (liability)	$(370)	$4

Roll forward of unrecognized tax benefits related to uncertain income tax positions

($ in millions)	2017	2016	2015

Balance at January 1	$77	$51	$66
Additions related to acquisitions	—	55	—
Additions based on tax positions related to the current year	18	18	1
Additions for tax positions of prior years	1	6	2
Reductions related to Divestment Business	—	(30)	—
Reductions for tax positions from prior years	—	(5)	—
Reductions for settlements	(7)	—	(8)
Reductions due to lapse of statute of limitations	(12)	(16)	(6)
Effect of foreign currency exchange rates	7	(2)	(4)
Balance at December 31	$84	$77	$51